Timber Assets Schedule of Timber and Timberlands (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	$ 334,438,807	$ 345,657,147	$ 340,439,322
Timber and timberlands, accumulated depletion or amortization	6,457,603	11,851,852	11,877,472
Timber and timberlands, net	327,981,204	333,805,295	328,561,850
Timber
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	149,841,457	161,878,914	175,512,118
Timber and timberlands, accumulated depletion or amortization	6,234,805	11,677,229	11,759,282
Timber and timberlands, net	143,606,652	150,201,685	163,752,836
Timberlands
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	184,113,814	183,349,545	164,550,798
Timber and timberlands, accumulated depletion or amortization	0	0	0
Timber and timberlands, net	184,113,814	183,349,545	164,550,798
Mainline roads
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	483,536	428,688	376,406
Timber and timberlands, accumulated depletion or amortization	222,798	174,623	118,190
Timber and timberlands, net	$ 260,738	$ 254,065	$ 258,216